CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (463,012)	€ 104,131	€ (191,573)
Tax expense on reclassification adjustment for net gains included in net income	(10,115)	(74,959)	(5,578)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	18,984	84,835	4,443
Tax expense/(benefit) on pension (liability)/asset	€ (74)	€ 5,807	€ (38,026)